CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income (loss)	¥ 160,397	¥ 219,367	¥ (94,711)
Change in cumulative translation adjustments:
Change in cumulative translation adjustments	46,821	(45,000)	36,031
Deferred income taxes	(1,287)	591	(1,852)
Total	45,534	(44,409)	34,179
Defined benefit pension plans:
Pension liability adjustment	20,720	7,843	(23,431)
Deferred income taxes	(1,626)	693	161
Total	19,094	8,536	(23,270)
Own credit adjustments:
Own credit adjustments	(91,666)	48,295	25,135
Deferred income taxes	15,943	(9,779)	(4,988)
Total	(75,723)	38,516	20,147
Total other comprehensive income (loss)	(11,095)	2,643	31,056
Comprehensive income (loss)	149,302	222,010	(63,655)
Less: Comprehensive income attributable to noncontrolling interests	8,225	2,067	6,481
Comprehensive income (loss) attributable to NHI shareholders	¥ 141,077	¥ 219,943	¥ (70,136)